Derivative Financial Instruments (Schedule of Derivative Instruments Not Designated as Hedging Instruments) (Details) (JPY ¥) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2010
Gain (Loss) Recognized in Net Income	¥ (5,575)	¥ 3,035	¥ (1,354)
Interest Rate Swap Contracts [Member] | Other-Net [Member]
Gain (Loss) Recognized in Net Income	(340)	32	(175)
Foreign Exchange Contracts [Member] | Foreign Currency Gain (Loss) [Member]
Gain (Loss) Recognized in Net Income	(5,026)	2,659	1,346
Cross-Currency Interest Rate Swap Contracts [Member] | Other-Net [Member]
Gain (Loss) Recognized in Net Income	¥ (209)	¥ 344	¥ (2,525)